SEGMENTS (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,610,000,000	$ 5,563,000,000	$ 16,926,000,000	$ 15,411,000,000
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,007,000,000	3,259,000,000	9,143,000,000	8,274,000,000
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,034,000,000	2,048,000,000	6,119,000,000	6,471,000,000
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	569,000,000	256,000,000	1,664,000,000	666,000,000
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,179,000,000	1,293,000,000	3,850,000,000	3,161,000,000
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,493,000,000	1,558,000,000	4,521,000,000	5,007,000,000
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	317,000,000	12,000,000	941,000,000	19,000,000
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	985,000,000	933,000,000	2,930,000,000	2,494,000,000
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	447,000,000	406,000,000	1,304,000,000	1,214,000,000
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	80,000,000	71,000,000	237,000,000	176,000,000
Rest Of The World [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	843,000,000	1,033,000,000	2,363,000,000	2,619,000,000
Rest Of The World [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	94,000,000	84,000,000	294,000,000	250,000,000
Rest Of The World [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 172,000,000	$ 173,000,000	$ 486,000,000	$ 471,000,000